Acquisition of Bao Li Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Sep. 30, 2012 Bao Li Gaming [Member]	Jun. 30, 2013 Bao Li Gaming [Member]	Jun. 30, 2013 Bao Li Gaming [Member]	Dec. 31, 2012 Bao Li Gaming [Member]	Sep. 12, 2012 Bao Li Gaming [Member]
Acquire Right Percentage Of Profit Interest					100.00%
Payments to Acquire Businesses, Gross					$ 15,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One									7,500,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two									7,500,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables									146,026
Earn Out Payment Agreement Description							In addition, as more fully set forth below, the Company is required to issue to the Bao Li Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three years following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three years following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Bao Li Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Bao Li Seller will not be entitled to receive any earnout payments.
Rolling Chip TurnoverTarget ForBase Earnout Payments Shares							25,000,000
Base Earnout Cash Payments Shares							130,000
Base Earnout Shares							6,250
Estimated Contingent Purchase Price								48,007,120
Business Acquisition Estimated Purchase Price Cash		10,000,000		15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares		47,803,560		32,861,094
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities						47,758,470	47,758,470	32,294,981
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	$ 7,705,352		$ 5,894,431			$ 9,551,634	$ 15,481,200